Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant Liabilities [Abstract]
Schedule of Binominal Pricing Model

The key inputs into the Binominal pricing model were as follows at their measurement dates:

Input	June 30, 2023	December 31, 2022
Share price	$1.44	$1.54
Risk-free interest rate	4.51%	4.16%
Volatility	51.83%	52.19%
Exercise price	$11.50	$11.50
Term	4.4 years	4.9 years
The key inputs into the Binominal pricing model were as follows at their measurement dates:
	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	4.9 years	5 years